RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTIES
Disclosure of compensation of key management personnel

	For the period of
	six months ended
	June 30,
	2022	2021
	(unaudited)	(unaudited)
Short-term employee benefits	$951	$826
Share-based payments	360	138
Post-employment benefits	9	10
	$1,320	$974
Number of key officers and directors	15	13

	Year ended December 31,
	2021	2020
Short-term employee benefits	$1,736	$1,211
Share-based payments	275	218
Post-employment benefits	29	20
	$2,040	$1,449
Number of key officers and directors	13	12